CONVERTIBLE DEBT OF I (Details) - USD ($)	Nov. 30, 2016	Nov. 16, 2016	Aug. 31, 2016
CONVERTIBLE DEBT OF I DETAILS
Issued a convertible unsecured note in the amount i		$ 156,000
Company issued convertible unsecured note including financing fees i		6,000
Initial tranche equals to the amount i		52,000
Remainder is delivered in two instalments in the amount		$ 52,000
Note i carries an interest rate (22% default rate)		12.00%
Principal outstanding i	$ 52,000
Principal outstanding with a fair value i	70,200
Accrued and unpaid interest i	$ 222		$ 0